FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Raw Materials, Freight, Energy Risks and Emission Rights (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Emission rights
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	$ 0
Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	298	$ 438
Derivative financial liabilities	(416)	(638)
Level 2 | Total raw materials (base metals), freight, energy, emission rights
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	(56)	52
Derivative financial assets	195	172
Derivative financial liabilities	(251)	(120)
Level 2 | Base Metals
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	11	(11)
Level 2 | Freight
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	22	3
Level 2 | Energy (oil, gas, electricity)
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	(89)	60
Level 2 | Emission rights
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	$ 0	$ 0